Income Taxes 7 (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Abstract]
Unrecognized tax benefit	$ 32,547,000	$ 34,442,000	$ 27,786,000	$ 33,890,000
Effect of unrecognized tax benefit on income tax expense	$ 21,100,000	$ 18,900,000